DEFERRED TAX LIABILITIES	12 Months Ended
Dec. 31, 2025
Deferred Tax Liabilities
DEFERRED TAX LIABILITIES

NOTE 13 – DEFERRED TAX LIABILITIES

	As of Dec 31, 2023	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000	S$’000

Deferred tax liabilities, beginning	861	1,586	2,017
Additions	725	431	596
Deferred tax liabilities, ending	1,586	2,017	2,613

The temporary differences which give rises to the deferred income tax liability are as follows:

	As of Dec 31, 2024	As of Dec 31, 2025
	S$’000	S$’000

Net book value of fixed assets	30,233	33,137
Net book value of ROUA	1,199	11
Less: Lease liabilities (ROUA)	(1,221)	(12)
Less: Net book value of non-qualifying assets	(27)	(53)
	30,184	33,083
Less: Tax written down value	(18,309)	(17,711)
Timing difference	11,875	15,372

Deferred tax liability @ 17%	2,017	2,613

Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Liabilities are established for uncertain tax positions expected to be taken in income tax returns when such positions are judged to meet the “more-likely-than-not” threshold based on the technical merits of the position.

Under the current tax law in Singapore, the Company is and will be subjected to the enterprise income tax rate of 17%.